CONSOLIDATED SEGMENT DATA	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
CONSOLIDATED SEGMENT DATA

20. CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following three segments:

(1)	Cloud-based Technology (CBT) segment — It includes the Company’s cloud-based products, high-end data storage servers and related services sold to private sectors including new media, healthcare, education and residential community management, and among other industries and applications. In this segment, the Company generates revenues from the sales of hardware and software total solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price. The Company includes the revenue and cost of revenue of high-end data storage servers in the CBT segment. Advertising services is included in the CBT segment, after the Company consummated the acquisition of TNM. Advertisements are delivered to the ads display terminals and vehicular ads display terminals through the Company’s cloud-based new media sharing platform. Incorporation of advertising services complements the Company’s out-of-home advertising business strategy.

(2)	Blockchain Technology (BT) segment — The BT segment is the Company’s newly formed business sector. Cryptocurrency mining is the first initiative implemented in the BT segment.

(3)	Traditional Information Technology (TIT) segment — The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of hardware and system integration services. As a result of the business transformation, the TIT segment is gradually being phased out in 2021.

Selected information by segment is presented in the following tables for the year ended December 31, 2021, 2020, and 2019.

	2021	2020	2019
Revenues(1)
TIT Segment	$636,743	$377,499	$241,132
CBT Segment	18,753,836	10,685,276	13,550,171
BT Segment	5,455,345	-	-
	$24,845,924	$11,062,775	$13,791,303

(1)	Revenues by operating segments exclude intercompany transactions.

	2021	2020	2019
(Loss) income from operations
TIT Segment	$570,220	$(166,727)	$(662,556)
CBT Segment	(7,668,616)	(15,268,750)	(2,037,151)
BT Segment	(1,615,446)	-	-
Corporate and others(2)	-	(1,931,252)	(1,472,454)
(Loss) income from operations	(8,713,842)	(17,366,729)	(4,172,161)
Corporate other income, net	(281,984)	(22,580)	669,755
Corporate interest income	4,640	4,798	133,517
Corporate interest expense	(928,352)	(1,018,013)	(499,852)
(Loss) before income taxes	(9,919,538)	(18,402,524)	(3,868,741)

Income tax benefit	(5,321)	71,316	274,480
Net (loss)	(9,924,859)	(18,331,208)	(3,594,261)

Less: Loss (income) attributable to the non-controlling interest	-	636,433	11,929
Net (loss) income attributable to the Company	$(9,924,859)	$(17,694,775)	$(3,582,332)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the year ended December 31, 2021, 2020, and 2019 are as follows:

	2021	2020	2019
Non-cash employee compensation:
Corporate and others	2,950,070	298,091	494,316
	$2,950,070	$298,091	$494,316

Depreciation and amortization by segment for the year ended December 31, 2021, 2020, and 2019 are as follows:

	2021	2020	2019
Depreciation and amortization:
TIT Segment	$13,173	$19,783	$17,278
CBT Segment	2,293,030	3,459,861	2,883,674
BT Segment	1,398,615	-	-
	$3,704,818	$3,479,644	$2,900,952

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

	2021	2020	2019
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$(658,035)	$36,895	$344,550
CBT Segment	6,192,425	13,484,287	3,283,994
BT Segment	7,327	-	-
	$5,541,717	$13,521,182	$3,628,544

	2021	2020	2019
Inventory obsolescence provision:
TIT Segment	$-	$10,943	$2,366
CBT Segment	(82,255)	(5,318)	112,824
	$(82,255)	$5,625	$115,190

Total assets by segment as at December 31, 2021 and 2020 are as follows:

	2021	2020
Total assets
TIT Segment	$6,462,162	$213,329
CBT Segment	30,981,079	30,488,753
BT Segment	9,712,250
Corporate and others	-	74,569
	$47,155,491	$30,776,651

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS